united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street Suite 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Beech Hill Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Fair Value
	COMMON STOCK - 79.5%
	AEROSPACE/DEFENSE - 2.7%
1,000	Boeing Co.	$381,420

	AIRLINES - 2.6%
7,000	Delta Air Lines, Inc.	361,550

	AUTO MANUFACTURERS - 2.6%
10,000	General Motors Co.	371,000

	BANKS - 5.2%
13,000	Bank of America Corp.	358,670
6,000	Citigroup, Inc.	373,320
		731,990
	CHEMICALS - 6.4%
3,000	Albemarle Corp.	245,940
4,000	LyondellBasell Industries NV	336,320
6,000	Nutrien Ltd.	316,560
		898,820
	COMMERCIAL SERVICES - 2.2%
3,000	Paypal Holdings, Inc. *	311,520

	COMPUTERS - 4.1%
3,000	Apple, Inc. +	569,850

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
650	BlackRock, Inc.	277,791

	FOOD - 1.4%
6,000	Kraft Heinz Co.	195,900

	INTERNET - 10.3%
350	Alphabet, Inc. *	411,912
200	Amazon.com, Inc. *	356,150
3,000	Facebook, Inc. + *	500,070
475	Netflix, Inc. *	169,366
		1,437,498
	MACHINERY-DIVERSIFIED- 2.3%
2,000	Cummins, Inc.	315,740

	MISCELLANEOUS MANUFACTURING - 2.3%
3,000	Ingersoll-Rand PLC	323,850

	OIL & GAS - 7.7%
4,500	Marathon Petroleum Corp.	269,325
6,500	Royal Dutch Shell PLC - ADR	406,835
4,800	Valero Energy Corp.	407,184
		1,083,344
	PHARMACEUTICALS - 12.8%
5,000	AbbVie Inc	402,950
8,000	Bristol-Myers Squibb Co.	381,680
7,000	CVS Health Corp.	377,510
4,000	Merck & Co, Inc.	332,680
7,000	Pfizer, Inc.	297,290
		1,792,110
	SEMICONDUCTORS - 7.5%
7,000	Applied Materials, Inc.	277,620
1,250	Broadcom, Inc.	375,887
7,500	Intel Corp.	402,750
		1,056,257

Beech Hill Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
Shares						Fair Value
	COMMON STOCK - 79.5% (Continued)
	SOFTWARE - 2.1%
2,500	Microsoft Corp.					$294,850

	TELECOMMUNICATIONS - 2.5%
6,500	Cisco Systems, Inc.					350,935

	TRANSPORTATION - 2.8%
3,500	United Parcel Service, Inc.					391,090

	TOTAL COMMON STOCK (Cost $8,693,388)					11,145,515

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.8%
3,000	Digital Realty Trust, Inc.					357,000
3,500	SL Green Realty Corp.					314,720
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $642,692)					671,720

	PREFERRED STOCK - 1.8%
	CHEMICALS - 1.8%
5,000	International Flavors & Fragrances, Inc., 6.00%, 9/15/2021					253,250
	TOTAL PREFERRED STOCK (Cost $257,778)					253,250

	SHORT-TERM INVESTMENTS - 8.7%
	MONEY MARKET FUND - 8.7%
1,226,048	Dreyfus Treasury Prime Cash Management, Institutional Class 2.27%** (Cost $1,226,048)					1,226,048

	TOTAL INVESTMENTS - 94.8% (Cost $10,819,906)					$13,296,533
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.2%					726,926
	TOTAL NET ASSETS - 100.0%					$14,023,459

			Notional	Expiration	Exercise Price
Contracts***		Counterparty	Amount ($)	Date	($)	Value
	CALL OPTIONS WRITTEN * - (0.7) %
30	Apple, Inc.	Pershing LLC	510,000	6/21/2019	170.00	$67,500
30	Facebook, Inc.	Pershing LLC	510,000	6/21/2019	170.00	24,300
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $48,687)					$91,800

ADR- American Depositary Receipt
REIT- Real Estate Investment Trust
+ All of portion of the security is held as collateral for call options.
* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.
*** One contract is equivalent to 100 shares of common stock.

Beech Hill Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Beech Hill Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$11,145,515	$-	$-	$11,145,515
Real Estate Investment Trusts (REITs)	671,720	-	-	671,720
Preferred Stock	253,250	-	-	253,250
Short-Term Investments	1,226,048	-	-	1,226,048
Total	$13,296,533	$-	$-	$13,296,533

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$91,800		$-	$91,800
Total	$91,800	$-	$-	$91,800

The Fund did not hold any Level 3 securities during the period.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2019, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
	$10,770,777	$2,892,746	$(458,790)	$2,433,956

Written Options Contracts - Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

Fund	Derivative		Risk type	Unrealized Loss
Beech Hill Total Return Fund	Options		Equity	(43,113)

The amounts of derivative instruments disclosed on the Portfolio of Investments at March 31, 2019, is a reflection of the volume of derivative activity for the Funds.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/23/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/23/2019

By (Signature and Title)

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 5/23/2019